Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Oct. 31, 2024	Aug. 26, 2021
Other Commitments [Line Items]
Percentage of realized tax benefit payable to existing equityholders	85.00%
Maximum amount payable to existing equityholders on early termination event	$ 6,100
Blended federal and state tax rate	25.00%
Wheels Up Partners, LLC Counterclaim | Pending Litigation
Other Commitments [Line Items]
Damages sought against Wheels Up Partners, LLC		$ 75,000
Minimum
Other Commitments [Line Items]
Formal notice of exercise of put option	60 days
Lease term	5 years
Obligation at end of lease term			$ 3,450
Maximum
Other Commitments [Line Items]
Formal notice of exercise of put option	90 days
Lease term	10 years
Obligation at end of lease term			$ 2,070